Summary of Significant Accounting Policies (Tables)	9 Months Ended
May 31, 2016
Accounting Policies [Abstract]
Summarizes Assets and Liabilities Remeasured at Fair Value Recurring Basis

The following table summarizes assets and liabilities remeasured at fair value on a recurring basis as of May 31, 2016 and August 31, 2015 and 2014:

May 31, 2016
	Level 1	Level 2	Level 3	Total
Description of assets:
None	$-	$-	$-	$-
Description of liabilities:
None	$-	$-	$-	$-

August 31, 2015
	Level 1	Level 2	Level 3	Total
Description of assets:
None	$-	$-	$-	$-
Description of liabilities:
None	$-	$-	$-	$-

August 31, 2014
	Level 1	Level 2	Level 3	Total
Description of assets:
None	$-	$-	$-	$-
Description of liabilities:
None	$-	$-	$-	$-